Related parties (Tables)	3 Months Ended
Mar. 31, 2022
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended March 31,
(in KUSD)	2022	2021
Salaries and other short-term employee costs	2,144	2,032
Pension costs	133	134
Share-based compensation expense	5,574	5,217
Other compensation	10	13
Total	7,861	7,396